RELATED PARTY DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTY DISCLOSURES
Schedule Of Key Management Personnel Compensation
Thousands of United States dollars	Six months ended June 30, 2022	Six months ended June 30, 2021
Directors’ and officers’ compensation	$816	$736
Share-based payments	197	1,748
	$1,013	$2,484